Earnings per share (Tables)	6 Months Ended
Sep. 30, 2022
Earnings per share [abstract]
Summary of earnings per share

(EUR thousand)	Three months ended September 30		Six months ended September 30
Earnings per share	2022	2021	2022	2021
(Loss) / Profit from continuing operations attributable to the owners of the parent	(11,729)	5,230	(26,927)	(46,692)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares	(9,725)	4,761	(23,147)	(42,503)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares	(2,004)	469	(3,780)	(4,189)
Weighted average number of basic and diluted ordinary shares outstanding (thousand)	188,546	179,449	184,818	179,449
Weighted average number of basic and diluted preference shares outstanding (thousand)	38,861	17,684	30,182	17,684
Basic earnings / (loss) per ordinary share	(0.05)	0.03	(0.13)	(0.24)
Basic earnings / (loss) per preference share	(0.05)	0.03	(0.13)	(0.24)
(Loss) / Profit from continuing operations attributable to the owners of the parent	(11,729)	5,230	(26,927)	(46,692)

(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares	(9,725)	4,761	(23,147)	(42,503)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares	(2,004)	469	(3,780)	(4,189)
Weighted average number of diluted ordinary shares outstanding (thousand)	188,546	179,704	184,818	179,449
Weighted average number of diluted preference shares outstanding (thousand)	38,861	17,684	30,182	17,684
Diluted earnings / (loss) per ordinary share	(0.05)	0.03	(0.13)	(0.24)
Diluted earnings / (loss) per preference share	(0.05)	0.03	(0.13)	(0.24)